Subsequent Events (Q2) (Details) - Distributions - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2019	Jul. 01, 2019	Mar. 01, 2019	Feb. 01, 2019	Jan. 02, 2019	Aug. 31, 2019	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Distribution rate								$ 0.17	$ 0.17	$ 0.34	$ 0.34	$ 0.67	$ 0.67	$ 0.67
Distributions reinvested								$ 17,240	$ 12,135	$ 34,958	$ 24,899	$ 44,071	$ 49,126	$ 58,872
Net cash distribution										$ 60,787	$ 37,819	$ 80,728	$ 74,198	$ 64,269
Subsequent Event | Dividend Declared
Subsequent Event [Line Items]
Distribution rate	$ 0.05583344	$ 0.05583344	$ 0.05583344	$ 0.05583344	$ 0.05583344	$ 0.05583344	$ 0.05583344
Subsequent Event | Dividend Paid
Subsequent Event [Line Items]
Gross amount of distribution paid	$ 18,118	$ 18,101	$ 18,018	$ 18,077	$ 18,055
Distributions reinvested	5,412	5,571	5,868	5,899	5,951
Net cash distribution	$ 12,706	$ 12,530	$ 12,150	$ 12,178	$ 12,104